SMITH BARNEY APPRECIATION FUND INC
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
SMITH BARNEY MANAGED MUNICIPALS FUND INC.
SMITH BARNEY NATURAL RESOURCES FUND INC.
SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

Supplement dated June 12, 1998
to the Prospectuses*

The following information supplements, and to the extent inconsistent therewith, replaces the information contained in the Prospectuses.

Effective immediately, Class C shares will be renamed Class L shares. Effective June 15, 1998, Class L shares will be sold at net asset value per share plus a maximum initial sales charge of 1.00%.

Class L Share Expenses:

The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a Class L shareholder of the Funds shown below, based on the maximum sales charge and maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, each Fund's operating expenses for its most recent fiscal year:


Appreciation
Fund

Arizona
Municipals
Fund

California
Municipals
Fund

Managed
Governments
Fund

Managed
Municipals
Fund

Natural
Resources
Fund

New Jersey
Municipals
Fund




Shareholder Transaction Expenses


Maximum sales charge imposed
on purchases (as a percentage
of offering price)

1.00%
1.00%
1.00%
1.00%
1.00%
1.00%
1.00%

Maximum CDSC
(as a percentage of original cost or
redemption proceeds, whichever is lower)

1.00%
1.00%
1.00%
1.00%
1.00%
1.00%
1.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)



Management fees

0.59%
0.50%
0.50%
0.65%
0.48%
0.75%
0.50%

12b-1 fees **

1.00%
0.70%
0.70%
0.70%
0.70%
1.00%
0.70%







Other expenses

0.14%
0.22%
0.09%
0.11%
0.06%
0.37%
0.12%

TOTAL FUND OPERATING EXPENSES

1.73%
1.42%
1.29%
1.46%
1.24%
2.12%
1.32%

EXAMPLE

     The following example is intended to assist an investor in understanding the various costs that an investor in class L shares of the Funds shown below will bear directly or indirectly. The example assumes payment by each Fund of operating expenses at the levels set forth in the preceding table. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund" in the accompanying Prospectus for more information.


Appreciation
Fund

Arizona
Municipals
Fund

California
Municipals
Fund

Managed
Governments
Fund

Managed
Municipals
Fund

Natural
Resources
Fund

New Jersey
Municipals
Fund

An investor would pay the following expenses on a $1,000 investment, assuming (1) 5.00% annual return and (2) redemption at the end of each time period:



1 year

37
34
33
35
33
41
33

3 years

64
54
50
56
49
76
51

5 years

103
87
80
89
77
123
82

10 years

212
178
164
183
158
253
167










An investor would pay the following expenses on the same investment, assuming the same annual return and no redemption:

1 year

27
24
23
25
23
31
23

3 years

64
54
50
56
49
76
51

5 years

103
87
80
89
77
123
82

10 years

212
178
164
183
158
253
167

The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, each Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.







Purchase of Shares:

Until June 25, 1999 purchases of Class L shares by investors who were holders of Class C shares of any Smith Barney Mutual Fund on June 12,1998 will not be subject to the 1% front-end sales charge.



*Prospectuses Dated:
  Appreciation 	April 30, 1998
  Arizona Municipals	September 26, 1997
  California Municipals	June 27, 1997
  Managed Governments	November 28, 1997
  Managed Municipals 	June 25, 1997
  Natural Resources  	February 27, 1998
  New Jersey Municipals 	July 29, 1997

**Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.